License Purchase Obligation	12 Months Ended
Dec. 31, 2017
License Purchase Obligation [Abstract]
LICENSE PURCHASE OBLIGATION
NOTE 6:-	LICENSE PURCHASE OBLIGATION

a.	As noted in Note 5, as consideration for the License Agreement, Wize Israel undertook to pay a Minimum Commitment of licensing fees and royalties of no less than $500 in the first three years of the engagement. An amount of $100 was paid in May 2015, upon signing the License Agreement and amounts of $150 and $150 were paid in January 2016 and July 2017, respectively.

In July 2017, Wize Israel and Resdevco amended the License Agreement pursuant to which the annual royalties’ amount of $475 will be reduced to $150 for 2018 and 2019. If Wize Israel obtains an FDA marketing license during 2019, the Company will be required to pay Resdevco the remainder of the payment of 2019. Consequently, during the third quarter of 2017 the Company has recognized an amount of $150 as an additional liability with respect to the 2018 minimum commitment. Such amount is reflected as an expense under research and development expenses.

b.	On December 26, 2017, Wize Israel entered into an amendment to the License Agreement with Resdevco (the “Third Amendment”) which includes (i) China in the list of Licensed Territories, (ii) the size and timing of royalty payments, including the minimum annual royalty payments, payable by Wize Israel to Resdevco in connection with its distribution activities in China, and (iii) an undertaking by Wize Israel to include in the distribution agreement to be entered into with the Chinese Distributor that the Chinese Distributor will transfer the Chinese market license to Resdevco upon termination of the distribution agreement. In the event Wize Israel fails to execute a distribution agreement with the Chinese Distributor by June 1, 2018, the Third Amendment will be deemed null, void and of no force.

c.	The following table details the repayment dates of the remaining Minimal Commitment on the financial liability and the balance in the consolidated financial statements:

	As of December 31,
	2017 (*)	2016 (*)
Repayment dates:
January 1, 2017	$-	$150
January 1, 2018	250	83

Remaining balance	250	233

Current liability	250	150
Non-current liability	-	83

Total	$250	$233

(*)	Upon initial recognition, the balance was discounted according to an annual discount rate of 21%, which in management’s opinion reflected the Company’s credit risk as of the initial recognition of the liability (see also Note 5).

d.	On January 21, 2018, Resdevco agreed to postpone the minimum royalty payment obligation amounting to $150 from January 1, 2018 to July 29, 2018 (see also note 12c).